Financial risk review - Schedule of Risk Arising from Financial Instruments (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Assets
Cash and due from banks	$ 1,963,838	$ 2,047,452
Gross balance	8,375,172	7,195,567
Total assets	11,858,673	10,743,792	$ 9,283,910
Liabilities
Borrowings and debt	(4,352,316)	(4,351,988)	(4,416,511)	$ (3,304,178)
Total liabilities	(10,521,464)	(9,539,968)	$ (8,214,563)
Foreign exchange risk
Assets
Cash and due from banks	1,616	1,805
Gross balance	336,516	334,889
Total assets	338,132	336,694
Liabilities
Borrowings and debt	(337,310)	(335,991)
Total liabilities	(337,310)	(335,991)
Risk exposure associated with instruments sharing characteristic	$ 822	$ 703
Brazilian real | Foreign exchange risk
Exposure to currency risk
Exchange rate	6.17	4.85
Assets
Cash and due from banks	$ 110	$ 10
Gross balance	0	0
Total assets	110	10
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Risk exposure associated with instruments sharing characteristic	$ 110	$ 10
European euro | Foreign exchange risk
Exposure to currency risk
Exchange rate	1.04	1.10
Assets
Cash and due from banks	$ 242	$ 387
Gross balance	25,886	30,360
Total assets	26,128	30,747
Liabilities
Borrowings and debt	(25,748)	(30,360)
Total liabilities	(25,748)	(30,360)
Risk exposure associated with instruments sharing characteristic	$ 380	$ 387
Japanese yen | Foreign exchange risk
Exposure to currency risk
Exchange rate	157.28	141
Assets
Cash and due from banks	$ 1	$ 45
Gross balance	0	0
Total assets	1	45
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Risk exposure associated with instruments sharing characteristic	$ 1	$ 45
Colombian peso | Foreign exchange risk
Exposure to currency risk
Exchange rate	4,405.29	3,875.97
Assets
Cash and due from banks	$ 34	$ 35
Gross balance	0	0
Total assets	34	35
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Risk exposure associated with instruments sharing characteristic	$ 34	$ 35
Mexican peso | Foreign exchange risk
Exposure to currency risk
Exchange rate	20.89	16.98
Assets
Cash and due from banks	$ 1,210	$ 1,314
Gross balance	310,630	304,529
Total assets	311,840	305,843
Liabilities
Borrowings and debt	(311,562)	(305,631)
Total liabilities	(311,562)	(305,631)
Risk exposure associated with instruments sharing characteristic	278	212
Other currencies | Foreign exchange risk
Assets
Cash and due from banks	19	14
Gross balance	0	0
Total assets	19	14
Liabilities
Borrowings and debt	0	0
Total liabilities	0	0
Risk exposure associated with instruments sharing characteristic	$ 19	$ 14